LONG-LIVED ASSETS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
LONG-LIVED ASSETS (Details) [Line Items]
Depreciation	$ 11,944	$ 5,574	$ 36,070	$ 16,723
Amortization of Intangible Assets	86,044	$ 55,452	256,259	$ 113,315
Goodwill	187,000		187,000		$ 187,000
Iron Protection Group [Member]
LONG-LIVED ASSETS (Details) [Line Items]
Goodwill	$ 187,000		$ 187,000